Unaudited Condensed Consolidated Statements of Operations And Comprehensive (Loss) Income ¥ in Thousands, $ in Thousands		6 Months Ended
		Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues		¥ 175,675	$ 24,209	¥ 76,744
Cost of revenues		(171,379)	(23,617)	(72,555)
Gross profit		4,296	592	4,189
Operating costs and expenses:
Selling and marketing expenses		(6,086)	(839)	(2,894)
General and administrative expenses		(11,926)	(1,643)	(6,925)
Research and development expenses				(15)
Impairment loss of goodwill		(644,908)	(88,871)
Total operating costs and expenses		(662,920)	(91,353)	(9,834)
Loss from continuing operations		(658,624)	(90,761)	(5,645)
Interest expense, net		(18,006)	(2,481)	(10,826)
Other income (expense), net		(180)	(25)	560
Foreign currency transaction loss		(877)	(121)
Loss from continuing operations before income taxes		(677,687)	(93,388)	(15,911)
Income tax expense		(25)	(3)	(48)
Net loss from continuing operations		(677,712)	(93,391)	(15,959)
Net income from discontinued operations				403,385
Net income (loss)		¥ (677,712)	$ (93,391)	¥ 387,426
Weighted average number of ordinary shares used in computing net loss per share—Basic (in Shares)	[1]	2,463,106,810	2,463,106,810	28,378,920
Weighted average number of ordinary shares used in computing net loss per share— Diluted (in Shares)	[1]	2,463,106,810	2,463,106,810	28,378,920
Net earnings (loss) per share — Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0	$ 0	¥ 0
Net earnings (loss) per share — Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		0	0	0
Net loss per share from continuing operations—Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		0	0	0
Net loss per share from continuing operations—Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		0	0	0
Net earnings from per share discontinued operations—Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		0	0	0
Net earnings from per share discontinued operations—Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0	$ 0	¥ 0
Net (loss) income		¥ (677,712)	$ (93,391)	¥ 387,426
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustments		(42,154)	(5,809)	(3,212)
Comprehensive income (loss)		¥ (719,866)	$ (99,200)	¥ 384,214

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one hundred thousandth to one (100,000:1) ordinary shares effective on January 24, 2025 (Note 1).